Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Current:
Federal	$ 262.1	$ 228.2	$ 271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51.0)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)
Total income tax expense	$ 273.1	$ 241.5	$ 237.7